Related Parties - Key Management Personnel compensation (executive and management board) (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Fixed Compensation
- Base salary		€ 8,434		€ 7,829
- Collective fixed allowances		2,104	[1]	2,181	[2]
- Pension costs		172		181
- Severance benefits	[3]			602
Variable compensation
- Upfront cash		361,000
- Upfront shares		625,000
- Deferred cash		541,000
- Deferred shares		937,000
Total compensation		13,174		10,793
Executive board of ING Groep N.V. [member]
Fixed Compensation
- Base salary		4,587	[4]	4,157
- Collective fixed allowances		1,167	[1],[4]	1,191	[2]
- Pension costs		78	[4]	78
- Severance benefits	[3]			602
Variable compensation
- Upfront shares	[4]	247,000
- Deferred shares	[4]	371,000
Total compensation		6,450	[4]	6,028
Management Board Banking [member]
Fixed Compensation
- Base salary		3,847	[5],[6]	3,672	[7]
- Collective fixed allowances		937	[1],[5],[6]	990	[2],[7]
- Pension costs		94	[5],[6]	103	[7]
Variable compensation
- Upfront cash	[5],[6]	361,000
- Upfront shares	[5],[6]	378,000
- Deferred cash	[5],[6]	541,000
- Deferred shares	[5],[6]	566,000
Total compensation		€ 6,724	[5],[6]	€ 4,765	[7]

[1]

The collective fixed allowances consist of two savings allowances applicable to employees in the Netherlands; an individual savings allowance of 3.5 % and a collective savings allowance to compensate for loss of pension benefits with respect to salary in ex cess of EUR 107 , 539 .

[2]

The collective fixed allowances consist of two savings allowances applicable to employees in the Netherlands; an individual savings allowance of 3.5 % and a collective savings allowance to compensate for loss of pension benefits with respect to salary in ex cess of EUR 105,075 .

[3]

Following the settlement agreement and in consultation with the Supervisory Board, the CFO stepped down from his position as member of the Executive Board of ING Group on 7 February 2019. In line with applicable regulations a sever ance payment was granted. The Supervisory Board has set the severance pay at a level of 50% of fixed annual pay.

[4]

In 2019 one member of the Executive Board left and one member joined. The table includes their compensation earned in the capacity as board member and in addition an advisor fee for the period in which the activities were transferred to the successor .

[5]	Excluding members that are also members of the Executive Board of ING Gr o ep N.V . One Management Board Banking member was appointed to the Executive Board during the year .
[6]	One member left ING during the year. The table includes compensation earned in the capacity as board member .
[7]	Excluding members that are also members of the Executive Board of ING Groep N.V .